Contingencies (Pricing and Medicaid Litigation) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Other current liabilities	$ 1,434.1	$ 1,396.6
Pricing and Medicaid Litigation | Indemnification agreement | Mylan Specialty
Loss Contingencies [Line Items]
Other current liabilities	$ 63.3